Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Other Intangibles
Goodwill impairment						$ 2,488,708
Revenue Recognition and Deferred Revenue
Allowance for sales returns			194,792		221,396	0
Reclassification of certain amounts
Program costs and discounts	(4,380,221)	(6,817,716)	(14,576,574)	(13,176,698)	(20,139,341)
Costs of sales	6,573,360	8,139,015	20,452,003	17,654,594	29,027,643	324,923
Commissions and incentives	5,800,665	2,809,926	18,778,694	6,013,873	16,432,061
Revenues	24,017,441	24,292,400	75,274,480	49,136,204	84,850,502	930,073
Selling, General and Administrative
Selling, general and administrative	(13,656,012)	(7,795,106)	(35,111,372)	(17,887,482)	(27,918,877)	(2,291,991)
Reclassification adjustment one
Reclassification of certain amounts
Program costs and discounts					8,200,000
Commissions and incentives					8,400,000
Reclassification adjustment two
Reclassification of certain amounts
Commissions and incentives					3,500,000
Selling, General and Administrative
Selling, general and administrative					3,500,000
Reclassification adjustment three
Reclassification of certain amounts
Costs of sales					(50,500,000)
Commissions and incentives					50,500,000
Reclassification adjustment four
Reclassification of certain amounts
Revenues					(1,400,000)
Selling, General and Administrative
Selling, general and administrative					$ 1,400,000